RELATED PARTY TRANSACTIONS - Related Party Purchases and Sales of Vessels (Details) - Related Party - Entities Related To Hemen	12 Months Ended
Dec. 31, 2024 USD ($) tanker
Related Party Transaction [Line Items]
Number of product tankers | tanker	3
Product tankers, purchase price | $	$ 231,000,000